STOCKHOLDERS’ EQUITY	12 Months Ended
Sep. 30, 2017
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 16 – STOCKHOLDERS’ EQUITY

On October 12, 2015, 100% of ZK International’s equity was transferred from ZHENG Jia Jun to the five Mainland Chinese beneficial owners, with HUANG Jian Cong holding 45%, WANG Ming Jie holding 20%, WANG Guo Lin holding 20%, WANG Jian Di holding 10% and WANG Yang Ming holding 5%.

On May 25, 2016, Zhejiang Zhengkang's Board of Directors resolved to increase Zhejiang Zhengkang's registered capital by RMB 10,000,000, from RMB 20,000,000 to RMB 30,000,000, and contribution by Wenzhou Weijia of RMB 9,900,000 and by HUANG Jian Cong of RMB 100,000, respectively. After this capital increase, there was no change on Zhejiang Zhengkang's shareholders’ investment proportion. Zhejiang Zhengkang received RMB 9,900,000 capital injection from Wenzhou Weijia on June 21, 2016 and received RMB 100,000 capital injection from HUANG Jian Cong on June 28, 2016. HUANG Jian Cong on June 28, 2016 became a 1% non-controlling interest holder. Zhejiang Zhengkang has received its revised business license on August 1, 2016.

Recapitalization

On December 19, 2016, the Board of Directors of the Company approved i) decrease of par value of the ordinary shares from $1 to no par value, (the “Par Value Change”); ii) a 180 for 1 forward stock split whereby every authorized, issued and outstanding ordinary shares was exchanged for 180 new ordinary shares (the “Stock Split”) and iii) increase of authorized shares from 9,000,000 to 50,000,000 ordinary shares (the “Shares Increase”, collectively with Par Value Change and Stock Split referred as the “Recapitalization”). As of March 20, 2017, the Recapitalization was complete and effectuated.

Shares Issuances

In December 2016, the Company completed a Regulation S private placement offering pursuant to which the Company received $300,000 from four investors to fund the Company’s operations. The Company issued 1,500,000 ordinary shares at $0.20 per share to these individuals. Boustead Securities, LLC (“Boustead”) served as the placement agent, to whom the Company paid $21,000, representing 7% of the gross proceeds, in placement fee on the funds raised.

In March 2017, the Company completed a Regulation S private placement offering pursuant to which the Company received $1,000,000 from two investors to fund the Company’s operations. The Company issued 1,000,000 ordinary shares at $1.00 per share to these investors. Boustead served as the placement agent, to whom the Company paid $70,000, representing 7% of the gross proceeds, in placement fee on the funds raised.

In May 2017, the Company completed a Regulation S private placement offering and a Regulation D private placement offering pursuant to which the Company received an aggregate of $1,000,000 from six investors to fund the Company’s operations. The Company issued 500,000 ordinary shares at $2.00 per share to these individuals or entities. Boustead served as the placement agent, to whom the Company paid $70,000, representing 7% of the gross proceeds, in placement fee on the funds raised.

On September 1, 2017, the Company completed its initial public offering (“IPO”) of 1,068,346 shares of its common stock at a public offering price of $5.00 per share. The gross proceeds from the offering were approximately $5.3 million before deducting placement agents' commissions and other offering expenses, resulting in net proceeds of approximately $3.4 million. In connection with the offering, the Company's common stock began trading on the NASDAQ Capital Market beginning on September 1, 2017 under the symbol "ZKIN".

Public Offering Warrants

In connection with the IPO on September 1, 2017, the Company issued warrants equal to seven percent (7%) of the shares issued, totaling 74,784 units to the placement agents (the “warrants”). The warrants carry a term of five years, and shall not be exercisable for a period of six months from the closing of the IPO and shall be exercisable at $5 per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in stockholders' equity. The warrants were recorded at their fair value on the date of grant as a component of stockholders’ equity. As of September 30, 2017, the total number of warrants outstanding was 74,784 with weighted average remaining life of 5 years. No warrants were exercisable as of September 30, 2017.

The fair value of this Warrants was $438,234. The fair value has been estimated using the Binomial Options pricing model with the following weighted-average assumptions: risk free rate of 2%; expected term of 5 years; exercise price of the warrants of $5; volatility of 67.4%; number of tree step of 10; and expected future dividends of nil.

Statutory surplus reserves

Pursuant to Chinese Company law applicable to foreign investment companies, the Company’s PRC subsidiaries are required to maintain statutory surplus reserves. The statutory surplus reserves are to be appropriated from net income after taxes, and should be at least 10% of the after tax net income determined in accordance with accounting principles and relevant financial regulations applicable to PRC enterprises (“PRC GAAP”). The Company has an option of not appropriating the statutory surplus reserve after the statutory surplus reserve is equal to 50% of the subsidiary’s registered capital. Statutory surplus reserves are recorded as a component of shareholders’ equity. The statutory surplus reserve as of September 30, 2017 is $1,173,363.

ZK International has not commenced operation since inception. No appropriation to the statutory surplus reserves..

ZK Pipe has not commenced operation since inception. No appropriation to the statutory surplus reserves.

Wenzhou Weijia has not commenced operation since inception. No appropriation to the statutory surplus.

Zhejiang Zhengkang appropriated $593,369 to the statutory surplus reserves for the year ended September 30, 2017. For the year ended September 30, 2016, statutory surplus reserves appropriated was $579,994.

Wenzhou Zhengfeng recorded no revenue for the year ended September 30, 2017 and a net loss for the year ended September 30, 2016 according to PRC GAAP, so no appropriation to the statutory surplus reserves and staff welfare and bonus fund was made.

Dividends declared by the Company’s PRC subsidiaries are based on the distributable profits as reported in their statutory financial statements reported in accordance with PRC GAAP, which differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its PRC subsidiaries. As of September 30, 2017, the Company has no dividend payable.

Under PRC laws and regulations, statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company, and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation. Amounts restricted include the PRC subsidiaries’ paid-in capital and statutory surplus reserves of the Company’s PRC subsidiaries totaling $3,974,140 as of September 30, 2017 and $3,380,771 as of September 30, 2016.

Non-controlling interests

Non-controlling interests represent the interest of non-controlling shareholders in Zhejiang Zhengkang based on their proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. On September 29, 2015, Wenzhou Weijia acquired 99% equity percentage of Zhejiang Zhengkang from 5 individual shareholders: HUANG Jian Cong, WANG Ming Jie, WANG Guo Lin, WANG Jian Di and WANG Yang Ming. After that, Zhejiang Zhengkang’s equity interest is 99% held by Wenzhou Weijia and 1% held by HUANG Jian Cong as of the year end. The non-controlling interest in Zhejiang Zhengkang was 1% as of September 30, 2017 and 2016.